Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Earnings Per Share (Details) - DKK (kr)
kr / shares in Units, shares in Thousands, kr in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net profit for the year	kr 38,628	kr 38,130	kr 37,925
Average number of shares outstanding (in shares)	2,419,603	2,473,218	2,529,945
Dilutive effect of average outstanding joint share pool (in shares)	4,814	4,875	4,784
Average number of shares outstanding, including dilutive effect of outstanding joint share pool (in shares)	2,424,417	2,478,093	2,534,729
Basic earnings per share (DKK per share)	kr 15.96	kr 15.42	kr 14.99
Diluted earnings per share (DKK per share)	kr 15.93	kr 15.39	kr 14.96